Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Offsetting of derivatives
Offsetting of derivatives

	2013		2012
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	265.4	262.1	365.3	365.5
OTC	183.0	178.1	337.6	327.9
Exchange-traded	0.3	0.0	0.3	0.2
Interest rate products	448.7	440.2	703.2	693.6
OTC	58.5	68.2	60.5	73.2
Exchange-traded	0.1	0.2	0.0	0.0
Foreign exchange products	58.6	68.4	60.5	73.2
OTC	15.5	18.6	12.7	15.2
Exchange-traded	14.8	15.1	13.7	14.1
Equity/index-related products	30.3	33.7	26.4	29.3
OTC-cleared	5.2	5.1	3.0	2.7
OTC	20.8	21.2	27.1	26.8
Credit derivatives	26.0	26.3	30.1	29.5
OTC	4.4	4.0	5.8	5.6
Exchange-traded	0.5	0.8	1.5	1.7
Other products	4.9	4.8	7.3	7.3
OTC-cleared	270.6	267.2	368.3	368.2
OTC	282.2	290.1	443.7	448.7
Exchange-traded	15.7	16.1	15.5	16.0
Total gross derivatives subject to enforceable master netting agreements	568.5	573.4	827.5	832.9
Offsetting (CHF billion)
OTC-cleared	(269.1)	(267.0)	(367.2)	(367.5)
OTC	(260.7)	(265.7)	(418.7)	(421.8)
Exchange-traded	(15.1)	(15.1)	(14.3)	(14.2)
Offsetting	(544.9)	(547.8)	(800.2)	(803.5)
of which counterparty netting	(523.9)	(523.9)	(766.8)	(766.8)
of which cash collateral netting	(21.0)	(23.9)	(33.4)	(36.7)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	1.5	0.2	1.1	0.7
OTC	21.5	24.4	25.0	26.9
Exchange-traded	0.6	1.0	1.2	1.8
Total net derivatives subject to enforceable master netting agreements	23.6	25.6	27.3	29.4
Total derivatives not subject to enforceable master netting agreements [1]	10.1	11.3	9.8	11.3
Total net derivatives presented in the consolidated balance sheets	33.7	36.9	37.1	40.7
of which recorded in trading assets and trading liabilities	31.6	36.5	33.2	39.5
of which recorded in other assets and other liabilities	2.1	0.4	3.9	1.2
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions

	2013				2012
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	112.0	(25.1)	86.9		141.4	(41.1)	100.3
Securities borrowing transactions	22.7	(1.7)	21.0		20.9	(2.0)	18.9
Total subject to enforceable master netting agreements	134.7	(26.8)	107.9		162.3	(43.1)	119.2
Total not subject to enforceable master netting agreements [1]	52.1	–	52.1		64.3	–	64.3
Total	186.8	(26.8)	160.0	[2]	226.6	(43.1)	183.5	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 96,587 million and CHF 113,664 million of the total net amount as of December 31, 2013 and 2012, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions

	2013				2012
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	86.5	(26.8)	59.7		99.7	(43.1)	56.6
Securities lending transactions	6.6	0.0	6.6		10.8	0.0	10.8
Obligation to return securities received as collateral, at fair value	18.5	0.0	18.5		25.9	0.0	25.9
Total subject to enforceable master netting agreements	111.6	(26.8)	84.8		136.4	(43.1)	93.3
Total not subject to enforceable master netting agreements [1]	32.0	–	32.0		69.5	–	69.5
Total	143.6	(26.8)	116.8		205.9	(43.1)	162.8
of which securities sold under repurchase agreements and securities lending transactions	120.8	(26.8)	94.0	[2]	175.8	(43.1)	132.7	[2]
of which obligation to return securities received as collateral, at fair value	22.8	0.0	22.8		30.1	0.0	30.1
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 76,104 million and CHF 108,784 million of the total net amount as of December 31, 2013 and 2012, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets

	2013						2012
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	23.6	4.9		0.1		18.6	27.3	5.8		0.0		21.5
Securities purchased under resale agreements	86.9	86.9		0.0		0.0	100.3	100.3		0.0		0.0
Securities borrowing transactions	21.0	20.2		0.0		0.8	18.9	17.4		0.0		1.5
Total financial assets subject to enforceable master netting agreements	131.5	112.0		0.1		19.4	146.5	123.5		0.0		23.0
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	25.6	9.9		0.0		15.7	29.4	10.8		0.0		18.6
Securities sold under repurchase agreements	59.7	59.7		0.0		0.0	56.6	56.4		0.2		0.0
Securities lending transactions	6.6	6.2		0.0		0.4	10.8	10.2		0.0		0.6
Obligation to return securities received as collateral, at fair value	18.5	17.5		0.0		1.0	25.9	24.2		0.0		1.7
Total financial liabilities subject to enforceable master netting agreements	110.4	93.3		0.0		17.1	122.7	101.6		0.2		20.9
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives

	2013		2012
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	265.3	262.0	365.3	365.4
OTC	183.0	178.0	337.7	327.9
Exchange-traded	0.2	0.2	0.2	0.2
Interest rate products	448.5	440.2	703.2	693.5
OTC	58.4	68.2	60.4	73.2
Exchange-traded	0.1	0.2	0.0	0.0
Foreign exchange products	58.5	68.4	60.4	73.2
OTC	15.5	18.6	12.7	15.2
Exchange-traded	14.8	15.1	13.7	14.1
Equity/index-related products	30.3	33.7	26.4	29.3
OTC-cleared	5.2	5.1	3.0	2.7
OTC	20.8	21.2	27.1	26.8
Credit derivatives	26.0	26.3	30.1	29.5
OTC	4.4	4.1	5.7	5.5
Exchange-traded	0.7	0.6	1.7	1.7
Other products	5.1	4.7	7.4	7.2
OTC-cleared	270.5	267.1	368.3	368.1
OTC	282.1	290.1	443.6	448.6
Exchange-traded	15.8	16.1	15.6	16.0
Total gross derivatives subject to enforceable master netting agreements	568.4	573.3	827.5	832.7
Offsetting (CHF billion)
OTC-cleared	(269.1)	(267.0)	(367.2)	(367.5)
OTC	(260.6)	(265.6)	(418.6)	(421.7)
Exchange-traded	(15.1)	(15.1)	(14.2)	(14.2)
Offsetting	(544.8)	(547.7)	(800.0)	(803.4)
of which counterparty netting	(523.8)	(523.8)	(766.7)	(766.7)
of which cash collateral netting	(21.0)	(23.9)	(33.3)	(36.7)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	1.4	0.1	1.1	0.6
OTC	21.5	24.5	25.0	26.9
Exchange-traded	0.7	1.0	1.4	1.8
Total net derivatives subject to enforceable master netting agreements	23.6	25.6	27.5	29.3
Total derivatives not subject to enforceable master netting agreements [1]	10.3	11.4	9.8	11.4
Total net derivatives presented in the consolidated balance sheets	33.9	37.0	37.3	40.7
of which recorded in trading assets and trading liabilities	31.8	36.6	33.4	39.6
of which recorded in other assets and other liabilities	2.1	0.4	3.9	1.1
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions

	2013				2012
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	112.0	(25.1)	86.9		141.4	(41.1)	100.3
Securities borrowing transactions	22.7	(1.7)	21.0		20.9	(2.0)	18.9
Total subject to enforceable master netting agreements	134.7	(26.8)	107.9		162.3	(43.1)	119.2
Total not subject to enforceable master netting agreements [1]	52.1	–	52.1		64.2	–	64.2
Total	186.8	(26.8)	160.0	[2]	226.5	(43.1)	183.4	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 96,587 million and CHF 113,664 million of the total net amount as of December 31, 2013 and 2012, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions

	2013				2012
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	86.5	(26.8)	59.7		99.6	(43.1)	56.5
Securities lending transactions	6.6	0.0	6.6		10.8	0.0	10.8
Obligation to return securities received as collateral, at fair value	18.5	0.0	18.5		25.9	0.0	25.9
Total subject to enforceable master netting agreements	111.6	(26.8)	84.8		136.3	(43.1)	93.2
Total not subject to enforceable master netting agreements [1]	32.0	–	32.0		69.5	–	69.5
Total	143.6	(26.8)	116.8		205.8	(43.1)	162.7
of which securities sold under repurchase agreements and securities lending transactions	120.8	(26.8)	94.0	[2]	175.8	(43.1)	132.7	[2]
of which obligation to return securities received as collateral, at fair value	22.8	0.0	22.8		30.0	0.0	30.0
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 76,104 million and CHF 108,784 million of the total net amount as of December 31, 2013 and 2012, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets

	2013						2012
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	23.6	4.9		0.1		18.6	27.5	5.8		0.0		21.7
Securities purchased under resale agreements	86.9	86.9		0.0		0.0	100.3	100.3		0.0		0.0
Securities borrowing transactions	21.0	20.2		0.0		0.8	18.9	17.4		0.0		1.5
Total financial assets subject to enforceable master netting agreements	131.5	112.0		0.1		19.4	146.7	123.5		0.0		23.2
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	25.6	9.9		0.0		15.7	29.3	10.8		0.0		18.5
Securities sold under repurchase agreements	59.7	59.7		0.0		0.0	56.5	56.3		0.2		0.0
Securities lending transactions	6.6	6.2		0.0		0.4	10.8	10.2		0.0		0.6
Obligation to return securities received as collateral, at fair value	18.5	17.5		0.0		1.0	25.9	24.2		0.0		1.7
Total financial liabilities subject to enforceable master netting agreements	110.4	93.3		0.0		17.1	122.5	101.5		0.2		20.8
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.